Share-based compensation - RSU Plan and Escrow Shares (Details) - shares	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares balance, beginning of period (in shares)	486,335	132,143
Number of shares granted (in shares)	687,747	486,335
Number of shares forfeited or expired (in shares)	0	0
Number of shares vested and issued (in shares)	(486,335)	(132,143)
Number of shares balance, end of the period (in shares)	687,747	486,335
Escrow Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares balance, beginning of period (in shares)	541,616	3,160,537
Number of shares granted (in shares)	90,933	0
Number of shares forfeited or expired (in shares)	(450,683)	(2,618,921)
Number of shares balance, end of the period (in shares)	0	541,616